Organization, Description of Business, Going Concern and Significant Risks and Uncertainties (Details) - USD ($)																							1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 11, 2025	Jul. 01, 2025	Jun. 27, 2025	Jun. 05, 2025	Mar. 26, 2025	Mar. 18, 2025	Sep. 30, 2024	Sep. 19, 2024	Sep. 10, 2024	Mar. 26, 2024	Mar. 22, 2024	Jan. 31, 2024	Jan. 10, 2024	Dec. 21, 2023	Aug. 28, 2023	Aug. 08, 2023	Apr. 27, 2023	Mar. 22, 2023	Aug. 16, 2022	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021	Oct. 31, 2024	Jan. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 08, 2025	Mar. 31, 2025	Mar. 07, 2025	Feb. 28, 2025	Feb. 27, 2025	Feb. 21, 2025	Dec. 23, 2024	Dec. 13, 2024	May 31, 2024	May 08, 2024
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Revenue target																															$ 99,702,000
Working capital deficit																									$ 63,200,000		$ 63,200,000					$ 56,900,000
Net loss																									$ (2,348,000)	$ (2,071,000)	(5,064,000)	$ (4,481,000)				(9,230,000)	$ (10,281,000)
Cash in operating activities																											$ (1,126,000)	(1,008,000)				$ (2,066,000)	$ (4,402,000)
Common stock, par value (in Dollars per share)																									$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001
Gross proceeds																											$ 50,000,000					$ 50,000,000
Common stock remaining outstanding (in Shares)																									5,604,651		5,604,651					5,604,651	5,604,651
Cash																									$ 44,000		$ 44,000					$ 191,000	$ 142,000
Percentage of excise tax																																21.00%	21.00%
Convertible note																									14,100,000		14,100,000					$ 13,300,000
Payments																											3,400,000
Amount drawn													$ 2,500,000
Trust account																									661,012		$ 661,012
Forecast [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Revenue target																														$ 11,864,000	$ 99,702,000
Subsequent Event [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Principal amount	$ 10,000,000
Purchase price	$ 9,000,000
Percentage of original issuance discount	10.00%
Convertible note																																			$ 800,000		$ 800,000
Subsequent Event [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock remaining outstanding (in Shares)	1,938,392
Profusa Asia Pacific Pte. Ltd [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Stockholders redeeme															$ 1,000	$ 1,000
Stockholders redeemed shares (in Shares)															1,000	1,000
Profusa [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of owns outstanding common stock				100.00%
NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Stockholders redeeme																																661,012
Stockholders redeemed shares (in Shares)																											52,784
Working capital deficit																									$ 15,492,554		$ 15,492,554					12,254,024
Net loss																											(9,316,786)	(1,217,764)				(8,711,619)	$ 1,161,910
Cash in operating activities																											$ (501,614)	(675,731)				$ (1,296,812)	$ (2,064,860)
Common stock, par value (in Dollars per share)																									$ 0.0001		$ 0.0001					$ 0.0001
Sold at a price per Unit (in Dollars per share)													$ 2.22												$ 2.22		$ 2.22															$ 2.22
Transaction costs																									$ 7,959,726		$ 7,959,726					$ 7,959,726
Underwriting discount amount																									3,450,000		3,450,000					3,450,000
Represent shares																											3,570,576					3,570,576
Representative warrants cost																											259,527					259,527
Other offering costs																											679,623					$ 679,623
Percentage of aggregate fair market value of assets																																80.00%
Ownership interest to be acquired on post-transaction company																																50.00%
Investment of cash in trust account																									$ 1.25		1.25
Maturity days																					185 days
Redeem public shares		100.00%		52784.00%							100.00%										100.00%
Interest expenses																											$ 100,000					$ 100,000
Common stock redeemed (in Shares)																													50,556
Trust account to redeeming stockholders												$ 1,565,078											$ 595,439	$ 1,565,078
Convertible working capital													$ 1,500,000
Principal amount													$ 1,500,000																													$ 2,500,000
Common stock remaining outstanding (in Shares)																									5,193,750		5,193,750					5,193,750	5,193,750
Contribution amount						$ 30,000		$ 34,376																			$ 36,904					$ 36,904
Deposit									$ 110,714																$ 29,171		$ 29,171									$ 19,376				$ 34,376	$ 68,752	$ 36,904	$ 36,904
Lost interest									1,400
Common stock remaining outstanding after the redemption (in Shares)								687,519																	101,777		101,777					687,519	833,469
Aggregate redemption amount																									$ 8,970		$ 8,970					$ 768,980	$ 2,137,638		$ 155,999
Net tangible assets																											5,000,001					5,000,001
Cash																										6,496		6,496				16,204
Capital contribution																											25,000					25,000
Unsecured promissory note																											204,841					204,841
Warrants price per share (in Dollars per share)																	$ 1
Outstanding principal amount																											1,919,796					$ 1,919,796
Percentage of excise tax																																21.00%	21.00%
Percentage of fair market value																			1.00%
Redemption amount					$ 6,510,830		$ 595,439			$ 1,088,361				$ 1,565,078				$ 184,845,836									9,000,000		$ 595,439
Stockholders’ deficit of excise tax payable																									1,952,662		1,952,662					$ 1,880,944
Excise tax liability																											$ 71,718					$ 16,838
Shares redeemed percentage																											1.00%					1.00%
Percentage of estimated interest																																7.00%
Percentage of underpayment penalty																											0.50%					5.00%
Percentage of unpaid total liability																											25.00%					25.00%
Accrued accompanying balance sheet																									1,952,662		$ 1,952,662					$ 1,880,944	$ 1,864,106
Cash																									1,300,000		1,300,000
Payments																											$ 3,400,000
Percentage of public shares				32.40%
Redemption public shares (in Shares)				5,295,527
Stockholders amendment percentage			65.00%
Percentage of redeeming public shareholders.																											100.00%
Tax expenses																																							$ 23,200
Interest from trust account																											$ 1,484,219
Trust account																									1,453,297		1,453,297
Restricted payment																									30,922		30,922
Funding Operating Expenses																											29,171
Restricted cash																									1,751		1,751
Trust account																									29,171		29,171							$ 1,250,000
Interest and penalties																									$ 105,970		$ 105,970
NorthView Acquisition Corp [Member] | Special Meeting [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)						532,958
Common stock remaining outstanding (in Shares)						5,348,311
Contribution amount						$ 30,000
Common stock remaining outstanding after the redemption (in Shares)						154,561
Aggregate redemption amount						$ 6,500,000
NorthView Acquisition Corp [Member] | Redeemable Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																					1
NorthView Acquisition Corp [Member] | Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																					1
Warrant exercise price (in Dollars per share)																					$ 11.5
NorthView Acquisition Corp [Member] | June, July and August extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit									$ 112,114
NorthView Acquisition Corp [Member] | January Extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit																																						$ 49,376
NorthView Acquisition Corp [Member] | February Extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit																																						15,000
NorthView Acquisition Corp [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Stockholders redeemed shares (in Shares)																					450,000	5,175,000
Units issued (in Shares)																					1
Sold at a price per Unit (in Dollars per share)											$ 0.05
Price per share (in Dollars per share)																					$ 10
Common stock redeemed (in Shares)														140,663																		140,663
Common stock remaining outstanding (in Shares)																									738,075		738,075					738,075
NorthView Acquisition Corp [Member] | Common Stock [Member] | Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																					1
Warrant exercise price (in Dollars per share)																					$ 11.5
NorthView Acquisition Corp [Member] | Dissolution Expense Waiver [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Interest expenses																											$ 100,000
NorthView Acquisition Corp [Member] | Subsequent Event [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)						532,958
Common stock remaining outstanding (in Shares)						5,348,311
Contribution amount						$ 30,000
Deposit																																				$ 19,376		15,000
Common stock remaining outstanding after the redemption (in Shares)						154,561
Aggregate redemption amount						$ 6,500,000
Tax expenses																																							$ 23,400
NorthView Acquisition Corp [Member] | Subsequent Event [Member] | January Extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit																																						$ 49,376
NorthView Acquisition Corp [Member] | IPO [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																					18,975,000
Common stock, par value (in Dollars per share)																					$ 0.0001
Sold at a price per Unit (in Dollars per share)																					$ 10
Gross proceeds																					$ 189,750,000
Investment of cash in trust account																					$ 191,647,500
Price per share (in Dollars per share)																					$ 10.1
Operating bank account																				$ 741,228
Common stock redeemed (in Shares)														140,663																		140,663
Outstanding redemption share (in Shares)														833,469																		833,469
NorthView Acquisition Corp [Member] | IPO [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Warrant exercise price (in Dollars per share)																					$ 11.5
Common stock remaining outstanding (in Shares)								5,881,269
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																					2,475,000
Warrants issued (in Shares)																									697,500		697,500					697,500
Price per share (in Dollars per share)																					$ 10
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member] | Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Warrant exercise price (in Dollars per share)																									$ 11.5		$ 11.5					$ 11.5
NorthView Acquisition Corp [Member] | Rights [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																					1
NorthView Acquisition Corp [Member] | Private Placement Warrants [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Warrant exercise price (in Dollars per share)																									$ 1		$ 1					$ 1
Warrants issued (in Shares)																									7,347,500		7,347,500					7,347,500
Generating gross proceeds																											$ 7,347,500					$ 7,347,500
NorthView Acquisition Corp [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Outstanding redemption share (in Shares)														6,027,219																		6,027,219
NorthView Acquisition Corp [Member] | Public shares [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)								50,556																			52,784					95,394
Common stock remaining outstanding (in Shares)																									5,295,527		5,295,527
NorthView Acquisition Corp [Member] | Public shares [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)																											95,394
Common stock remaining outstanding (in Shares)																									5,931,825		5,931,825					5,931,825
NorthView Acquisition Corp [Member] | Sponsor [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Price per share (in Dollars per share)																									$ 10.1		$ 10.1					$ 10.1
Convertible working capital																	$ 1,200,000
NorthView Trust [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Cash																									$ 1,300,000		$ 1,300,000
Convertible note																									9,000,000		9,000,000
Convertible Working Capital Promissory Note [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Convertible promissory note																									$ 10,288,111		$ 10,288,111					$ 8,908,052
U.S. Federal [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of excise tax																			1.00%
Minimum [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock remaining outstanding (in Shares)																									1,380,015		1,380,015
Minimum [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of estimated interest																											7.00%
Maximum [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock remaining outstanding (in Shares)																									5,604,651		5,604,651
Maximum [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of estimated interest																											9.00%
Redeemable Shares [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)					532,958		50,556			95,394				140,663				18,000,868